UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

_________Wilmington, DE 19808_________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund

July 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.2%
Health Care - 99.2%
Acceleron Pharma, Inc.*	9,973	$320,632
Achaogen, Inc.*(1)	13,555	257,681
Achillion Pharmaceuticals, Inc.*(1)	70,350	288,435
Aduro Biotech, Inc.*(1)	27,878	358,232
Advaxis, Inc.*(1)	44,268	286,414
Agenus, Inc.*(1)	85,872	381,272
Agios Pharmaceuticals, Inc.*(1)	5,847	327,081
Aimmune Therapeutics, Inc.*(1)	16,261	349,937
Akebia Therapeutics, Inc.*	20,913	275,842
Alder Biopharmaceuticals, Inc.*(1)	17,577	188,953
Alnylam Pharmaceuticals, Inc.*(1)	4,007	331,539
Amicus Therapeutics, Inc.*(1)	34,727	449,715
AnaptysBio, Inc.*(1)	12,951	315,098
Aquinox Pharmaceuticals, Inc. (Canada)*(1)	21,686	306,640
Arena Pharmaceuticals, Inc.*(1)	22,199	527,448
Array BioPharma, Inc.*(1)	38,373	288,181
Atara Biotherapeutics, Inc.*(1)	23,413	357,048
Avexis, Inc.*(1)	4,212	390,242
Axovant Sciences Ltd.*	12,857	294,682
BeiGene Ltd. (China)*(1)(2)	7,553	532,411
Bellicum Pharmaceuticals, Inc.*(1)	28,984	306,651
BioCryst Pharmaceuticals, Inc.*(1)	51,671	264,039
Bluebird Bio, Inc.*	2,675	252,119
Blueprint Medicines Corp.*	7,718	403,883
Calithera Biosciences, Inc.*(1)	21,180	324,054
Cara Therapeutics, Inc.*(1)	17,185	241,277
Celldex Therapeutics, Inc.*(1)	126,989	290,805
Corbus Pharmaceuticals Holdings, Inc.*(1)	50,795	302,230
Cytokinetics, Inc.*(1)	21,255	298,633
CytomX Therapeutics, Inc.*	21,875	295,094
Dynavax Technologies Corp.*(1)	38,177	605,105
Epizyme, Inc.*(1)	24,266	276,632
Esperion Therapeutics, Inc.*(1)	8,404	380,617
FibroGen, Inc.*(1)	10,246	349,901
Five Prime Therapeutics, Inc.*	9,963	280,359
Geron Corp.*(1)	113,952	301,973
Global Blood Therapeutics, Inc.*(1)	10,761	280,862
GlycoMimetics, Inc.*(1)	26,312	300,483
Ignyta, Inc.*	34,848	331,056
ImmunoGen, Inc.*	63,629	377,956
Immunomedics, Inc.*(1)	38,871	332,736
Inovio Pharmaceuticals, Inc.*(1)	37,461	208,283
Insmed, Inc.*	18,896	305,548
Intra-Cellular Therapies, Inc.*(1)	27,801	321,658
Iovance Biotherapeutics, Inc.*(1)	49,536	289,786
Jounce Therapeutics, Inc.*(1)	18,442	238,086
Juno Therapeutics, Inc.*(1)	12,957	368,368
Karyopharm Therapeutics, Inc.*	32,504	274,334
Kite Pharma, Inc.*(1)	3,340	362,089
La Jolla Pharmaceutical Co.*(1)	10,761	318,848
Lexicon Pharmaceuticals, Inc.*(1)	17,691	288,363
Loxo Oncology, Inc.*(1)	4,009	289,891
MacroGenics, Inc.*	16,761	276,892
Minerva Neurosciences, Inc.*(1)	31,057	206,529
MyoKardia, Inc.*(1)	21,407	332,879
Novavax, Inc.*	280,087	291,290
Paratek Pharmaceuticals, Inc.*(1)	13,379	260,222
Portola Pharmaceuticals, Inc.*(1)	8,122	501,127
Prothena Corp. PLC (Ireland)*(1)	5,494	339,309

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
PTC Therapeutics, Inc.*(1)	17,818	$367,407
Puma Biotechnology, Inc.*(1)	3,767	358,053
Reata Pharmaceuticals, Inc. Class A*	11,743	343,835
REGENXBIO, Inc.*	15,691	282,438
Rigel Pharmaceuticals, Inc.*	114,825	272,135
Sage Therapeutics, Inc.*(1)	3,846	306,719
Sangamo Therapeutics, Inc.*(1)	39,959	343,647
Seres Therapeutics, Inc.*(1)	29,324	396,754
Spark Therapeutics, Inc.*(1)	5,552	394,192
Tetraphase Pharmaceuticals, Inc.*	40,885	267,388
TG Therapeutics, Inc.*(1)	26,759	307,729
Ultragenyx Pharmaceutical, Inc.*(1)	4,855	321,984
Versartis, Inc.*	18,163	336,016
Xencor, Inc.*(1)	14,429	336,917
ZIOPHARM Oncology, Inc.*(1)	53,612	296,474
Total Health Care		24,029,138
Total Common Stocks
(Cost $22,496,203)		24,029,138
SECURITIES LENDING COLLATERAL - 28.4%
Money Market Fund - 28.4%
Dreyfus Government Cash Management Fund 0.91%(3)(4)
(Cost $6,868,597)	6,868,597	6,868,597
TOTAL INVESTMENTS- 127.6%
(Cost $29,364,800)		30,897,735
Liabilities in Excess of Other Assets - (27.6)%		(6,684,461)
Net Assets - 100.0%		$24,213,274

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $7,015,992; total market value of collateral held by the Fund was $7,329,370. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $460,773.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of July 31, 2017.
(4)	Represents securities purchased with cash collateral received for securities on loan.

 See Notes to the Schedules of Investments

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund (continued)

July 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$24,029,138	$–	$–	$24,029,138
Securities Lending Collateral	6,868,597	–	–	6,868,597
Total Investments	$30,897,735	$–	$–	$30,897,735
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - BioShares Biotechnology Products Fund

July 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.4%
Health Care - 99.4%
ACADIA Pharmaceuticals, Inc.*(1)	37,803	$1,125,395
Acorda Therapeutics, Inc.*	60,003	1,299,065
Alexion Pharmaceuticals, Inc.*	8,772	1,204,746
Amgen, Inc.	6,269	1,094,003
Biogen, Inc.*	4,085	1,182,975
BioMarin Pharmaceutical, Inc.*	11,260	987,840
Bioverativ, Inc.*	18,026	1,117,071
Celgene Corp.*	8,551	1,157,891
Clovis Oncology, Inc.*	16,349	1,386,559
Enanta Pharmaceuticals, Inc.*	32,235	1,228,476
Exelixis, Inc.*	52,621	1,426,555
Gilead Sciences, Inc.	15,926	1,211,809
Halozyme Therapeutics, Inc.*(1)	78,354	993,529
Incyte Corp.*	8,619	1,148,826
Intercept Pharmaceuticals, Inc.*(1)	8,501	995,722
Ionis Pharmaceuticals, Inc.*(1)	20,375	1,067,650
Ironwood Pharmaceuticals, Inc.*(1)	58,346	1,035,641
Keryx Biopharmaceuticals, Inc.*(1)	157,065	1,101,026
Ligand Pharmaceuticals, Inc.*(1)	8,947	1,081,782
Medicines Co. (The)*(1)	27,060	1,040,457
Momenta Pharmaceuticals, Inc.*	64,489	1,067,293
Nektar Therapeutics*(1)	56,131	1,225,340
Neurocrine Biosciences, Inc.*(1)	23,551	1,131,155
Omeros Corp.*(1)	47,112	987,468
Progenics Pharmaceuticals, Inc.*(1)	148,929	898,042
Radius Health, Inc.*(1)	24,899	1,096,303
Regeneron Pharmaceuticals, Inc.*	2,171	1,067,307
Retrophin, Inc.*(1)	56,653	1,146,657
Sarepta Therapeutics, Inc.*(1)	31,233	1,204,969
Seattle Genetics, Inc.*	16,188	817,494
Synergy Pharmaceuticals, Inc.*(1)	247,030	958,476
TESARO, Inc.*(1)	7,097	906,003
Theravance Biopharma, Inc. (Cayman Islands)*(1)	27,646	888,266

United Therapeutics Corp.*	7,952	1,021,037
Vanda Pharmaceuticals, Inc.*	74,733	1,162,098
Vertex Pharmaceuticals, Inc.*	8,300	1,260,106
Total Health Care		39,725,032
Total Common Stocks
(Cost $34,736,236)		39,725,032
SECURITIES LENDING COLLATERAL - 23.6%
Money Market Fund - 23.6%
Dreyfus Government Cash Management Fund 0.91%(2)(3)
(Cost $9,440,570)	9,440,570	9,440,570
TOTAL INVESTMENTS- 123.0%
(Cost $44,176,806)		49,165,602
Liabilities in Excess of Other Assets - (23.0)%		(9,188,936)
Net Assets - 100.0%		$39,976,666

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $11,645,936; total market value of collateral held by the Fund was $12,292,776. Market value of the collateral held includes non-cash U.S. Treasury securities has a value of $2,852,206.
(2)	The rate shown reflects the seven day yield as of July 31, 2017.
(3)	Represents securities purchased with cash collateral received for securities on loan.

 See Notes to the Schedules of Investments

Schedule of Investments - BioShares Biotechnology Products Fund (continued)

July 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$39,725,032	$–	$–	$39,725,032
Securities Lending Collateral	9,440,570	–	–	9,440,570
Total Investments	$49,165,602	$–	$–	$49,165,602
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap REIT Preferred ETF

July 31, 2017 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS-99.9%
Financials-20.9%
AGNC Investment Corp., Series B, 7.75%	11,017	$286,332
Annaly Capital Management, Inc., Series C, 7.63%	18,959	484,402
Annaly Capital Management, Inc., Series D, 7.50%	29,066	745,543
ARMOUR Residential REIT, Inc., Series B, 7.88%	8,981	225,603
Capstead Mortgage Corp., Series E, 7.50%	12,957	328,849
CYS Investments, Inc., Series B, 7.50%	12,587	312,157
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	9,797	247,374
MFA Financial, Inc., Series B, 7.50%	12,635	321,940
Resource Capital Corp., 8.25%	8,724	213,738
Resource Capital Corp., 8.63%(1)	7,553	192,526
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	17,355	460,428
Total Financials		3,818,892
Real Estate-79.0%
Alexandria Real Estate Equities, Inc., Series D, 7.00%(2)	14,918	559,192
American Homes 4 Rent, Series C, 5.50%(2),(3)	11,979	341,776
American Homes 4 Rent, Series D, 6.50%	6,317	169,643
American Homes 4 Rent, Series E, 6.35%	12,626	334,589
Ashford Hospitality Trust, Inc., Series F, 7.38%	7,551	188,775
Boston Properties, Inc., 5.25%	12,690	338,664
CBL & Associates Properties, Inc., Series D, 7.38%	28,684	688,703
CBL & Associates Properties, Inc., Series E, 6.63%	10,899	262,230
Cedar Realty Trust, Inc., Series B, 7.25%	12,654	321,905
CoreSite Realty Corp., Series A, 7.25%	7,236	185,531
DDR Corp., Series J, 6.50%	12,584	319,508
Digital Realty Trust, Inc., Series G, 5.88%	15,780	405,546
Digital Realty Trust, Inc., Series I, 6.35%	15,780	429,058
DuPont Fabros Technology, Inc., Series C, 6.63%	12,786	360,565
FelCor Lodging Trust, Inc., Series A, 1.95%	20,551	553,233
Hersha Hospitality Trust, Series D, 6.50%	12,111	307,619
Kimco Realty Corp., Series J, 5.50%	14,159	356,524
Kimco Realty Corp., Series K, 5.63%	11,013	276,977
LaSalle Hotel Properties, Series J, 6.30%	9,438	236,799
National Retail Properties, Inc., Series E, 5.70%	18,143	464,824
PS Business Parks, Inc., Series U, 5.75%	14,517	366,699
Public Storage, Series A, 5.88%	3,552	95,655
Public Storage, Series B, 5.40%	5,576	146,314
Public Storage, Series C, 5.13%	4,054	103,296
Public Storage, Series D, 4.95%	6,082	150,834
Public Storage, Series T, 5.75%	9,379	236,820
Public Storage, Series U, 5.63%	5,826	147,165
Public Storage, Series V, 5.38%	10,036	255,015
Public Storage, Series W, 5.20%	9,121	233,498
Public Storage, Series X, 5.20%	4,561	116,716
Public Storage, Series Z, 6.00%	5,826	157,418
Rexford Industrial Realty, Inc., Series A, 5.88%	5,682	146,084
SL Green Realty Corp., Series I, 6.50%	14,475	378,232
Taubman Centers, Inc., Series J, 6.50%	12,154	307,618

Security Description	Shares	Value
PREFERRED STOCKS (continued) Real Estate (continued)

Taubman Centers, Inc., Series K, 6.25%	10,733	$273,691
VEREIT, Inc., Series F, 6.70%	67,081	1,768,926
Vornado Realty Trust, Series K, 5.70%	18,934	480,356
Vornado Realty Trust, Series L, 5.40%	18,931	481,605
Welltower, Inc., Series I, 6.50%	22,605	1,478,367
Total Real Estate		14,425,970
Total Preferred Stocks
(Cost $17,942,034)		18,244,862

MONEY MARKET FUND - 1.2%
JP Morgan 100% U.S. Treasury Securities Money Market Fund, 0.87%(4) (Cost $216,946)	216,946	216,946
TOTAL INVESTMENTS- 101.1%
(Cost $18,158,980)		18,461,808
Liabilities in Excess of Other Assets - (1.1)%		(195,609)
Net Assets - 100.0%		$18,266,199

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(2)	Illiquid security.
(3)	Represents step coupon security. Rate shown reflects the rate in effect as of July 31, 2017.
(4)	The rate shown reflects the seven-day yield as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

July 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Preferred Stocks	$17,005,230	$1,239,632	$–	$18,244,862
Money Market Fund	216,946	–	–	216,946
Total Investments	$17,222,176	$1,239,632	$–	$18,461,808
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - iSectors Post-MPT Growth ETF

July 31, 2017 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.8%
Equity Funds - 97.0%
Direxion Daily Financial Bull 3X Shares*	14,673	$767,105
Fidelity MSCI Financials Index ETF	40,446	1,493,266
Fidelity MSCI Information Technology Index ETF	61,755	2,747,480
VanEck Vectors Gold Miners ETF	29,400	672,084
Vanguard Energy ETF	19,394	1,760,587
Vanguard Materials ETF	1,357	167,413
Vanguard REIT ETF	4,573	385,321
Vanguard Utilities ETF	26,883	3,153,107
Total Equity Funds		11,146,363
Debt Fund - 1.8%
iShares 20+ Year Treasury Bond ETF	1,700	210,868
Total Exchange Traded Funds
(Cost $10,983,262)		11,357,231

Money Market Fund 1.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class 0.86%(1) (Cost $170,488)	170,488	170,488
TOTAL INVESTMENTS- 100.3%
(Cost $11,153,750)		11,527,719
Liabilities in Excess of Other Assets - (0.3)%		(34,554)
Net Assets - 100.0%		$11,493,165

*	Non-income producing security.
(1)	The rate shown reflects the seven day yield as of July 31, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Exchange Traded Funds	$11,357,231	$–	$–	$11,357,231
Money Market Fund	170,488	–	–	170,488
Total Investments	$11,527,719	$–	$–	$11,527,719

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management Multi-Strategy Income ETF

July 31, 2017 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 55.4%
Equity Funds - 45.4%
Consumer Staples Select Sector SPDR Fund	27,860	$1,541,215
PowerShares S&P 500 Low Volatility Portfolio	34,196	1,547,711
Vanguard Dividend Appreciation ETF	16,863	1,574,161
Total Equity Funds		4,663,087
Debt Fund - 10.0%
iShares 20+ Year Treasury Bond ETF	8,320	1,032,013
TOTAL INVESTMENTS- 55.4%
(Cost $5,669,976)		5,695,100
Other Assets in Excess of Liabilities - 44.6%		4,588,615
Net Assets - 100.0%		$10,283,715

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Exchange Traded Funds	$5,695,100	$–	$–	$5,695,100
Total Investments	$5,695,100	$–	$–	$5,695,100

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management U.S. Core ETF

July 31, 2017 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 84.8%
Equity Funds - 84.4%
iShares Russell 2000 ETF	30,436	$4,306,998
PowerShares QQQ Trust Series 1	27,214	3,897,861
ProShares UltraPro S&P 500	124,271	13,666,082
SPDR S&P500 ETF Trust	98,076	24,202,215
Total Equity Funds		46,073,156
Debt Fund - 0.4%
iShares Short Treasury Bond ETF	1,946	214,799
TOTAL INVESTMENTS- 84.8%
(Cost $45,354,416)		46,287,955
Other Assets in Excess of Liabilities - 15.2%		8,281,699
Net Assets - 100.0%		$54,569,654

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Exchange Traded Funds	$46,287,955	$–	$–	$46,287,955
Total Investments	$46,287,955	$–	$–	$46,287,955
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF

July 31, 2017 (Unaudited)

Security Description	Principal	Value
MUNICIPAL BONDS – 98.6%
ALABAMA – 4.0%
Auburn University, Series A, 5.00%, 06/01/26 (Call 6/1/2021)	$250,000	$285,735
State of Alabama Docks Department, Series C, (AGM Insured), 5.00%, 10/01/36 (Call 10/1/2027)	350,000	405,583
Tuscaloosa City Board of Education, 4.00%, 08/01/46 (Call 8/1/2026)	225,000	236,455
Total Alabama		927,773
ARIZONA – 3.6%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 7/1/2021)	200,000	231,022
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/38 (Call 1/1/2027)	500,000	592,260
Total Arizona		823,282
ARKANSAS – 0.9%
State of Arkansas, 5.00%, 04/01/20	200,000	221,120

CALIFORNIA – 7.1%
Beverly Hills Unified School District CA, 4.00%, 08/01/40 (Call 8/1/2026)	250,000	265,725
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 8/15/2023)	200,000	220,762
California Infrastructure & Economic Development Bank, 5.00%, 10/01/36 (Call 4/1/2027)	125,000	150,717
County of Sacramento CA Airport System Revenue, 5.00%, 07/01/40 (Call 7/1/2020)	500,000	546,065
Southern California Public Power Authority, 5.25%, 07/01/31 (Call 7/1/2021)	250,000	286,813
State of California, 5.00%, 10/01/41 (Call 10/1/2021)	150,000	169,479
Total California		1,639,561
COLORADO – 2.0%
City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 11/15/31 (Call 11/15/2026)	175,000	207,375
Denver City & County School District No 1, (ST AID WITHHLDG), 4.00%, 12/01/41 (Call 12/1/2026)	250,000	266,842
Total Colorado		474,217
CONNECTICUT – 1.1%
State of Connecticut Clean Water Fund - State Revolving Fund, Series A, 5.00%, 05/01/27	200,000	251,868

Security Description	Principal	Value
MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA – 2.4% District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/1/2021)	$225,000	$256,860
District of Columbia Water & Sewer Authority, Series A, 5.00%, 10/01/52 (Call 4/1/2027)	260,000	301,194
Total District of Columbia		558,054
FLORIDA – 4.1%
Central Florida Expressway Authority, Series B, 4.00%, 07/01/38 (Call 7/1/2026)	400,000	421,456
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 5/15/2026)	200,000	205,970
County of Miami-Dade FL Aviation Revenue, Series A, (AGC Insured), 5.50%, 10/01/24 (Call 10/1/2018)	200,000	210,074
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 8/1/2019)	100,000	108,864
Total Florida		946,364
GEORGIA – 1.0%
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	233,914

HAWAII – 3.1%
City & County Honolulu HI Wastewater System Revenue, Series A, 5.00%, 07/01/45 (Call 7/1/2025)	500,000	578,715
State of Hawaii State Highway Fund, Series A, 5.00%, 01/01/28 (Call 7/1/2024)	115,000	138,646
Total Hawaii		717,361
INDIANA – 1.9%
Ball State University, Series R, 5.00%, 07/01/36 (Call 7/1/2027)	370,000	432,682

LOUISIANA – 1.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.50%, 05/01/39 (Call 5/1/2025)	300,000	326,766

MARYLAND – 2.0%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	192,093
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 4/1/2027)	250,000	268,220
Total Maryland		460,313
MASSACHUSETTS – 9.4%
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 8/1/2020)	200,000	222,914

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	$160,000	$180,675
Commonwealth of Massachusetts, Series A, 4.50%, 12/01/43 (Call 12/1/2021)	335,000	363,458
Massachusetts Development Finance Agency, Series M-4, 5.00%, 07/01/44 (Call 7/1/2023)	255,000	286,923
Massachusetts Health & Educational Facilities Authority, Series I, 5.75%, 07/01/36 (Call 7/1/2019)	350,000	379,439
Massachusetts Housing Finance Agency, Series 178, 3.70%, 12/01/33 (Call 6/1/2025)	500,000	511,600
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/2021)	200,000	226,552
Total Massachusetts		2,171,561
MICHIGAN – 2.3%
Michigan Finance Authority, 4.00%, 12/01/46 (Call 6/1/2027)	250,000	257,162
Michigan State Housing Development Authority, Series A, 3.63%, 10/01/52 (Call 10/1/2025)	270,000	268,129
Total Michigan		525,291
MISSOURI – 1.2%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	225,000	281,975

NEBRASKA – 3.3%
Nebraska Investment Finance Authority, Series A, 3.50%, 09/01/36 (Call 3/1/2025)	350,000	353,598
Omaha Public Power District, Series B, 4.00%, 02/01/39 (Call 8/1/2024)	390,000	413,934
Total Nebraska		767,532
NEVADA – 3.7%
County of Clark NV, 5.00%, 11/01/24	150,000	184,061
Las Vegas Valley Water District, Series A, 4.00%, 02/01/38 (Call 2/1/2027)	300,000	320,784
State of Nevada Highway Improvement Revenue, 4.00%, 12/01/32 (Call 6/1/2027)	315,000	344,153
Total Nevada		848,998
NEW JERSEY – 1.1%
New Jersey Housing & Mortgage Finance Agency, Series D, 4.45%, 11/01/48 (Call 5/1/2026)	250,000	253,063

NEW YORK – 10.8%
Housing Development Corp., Series A-1-A, 4.05%, 11/01/52 (Call 2/1/2026)	400,000	406,184

Security Description	Principal	Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/2023)	$225,000	$255,969
New York City Water & Sewer System, Series DD, 5.00%, 06/15/39 (Call 6/15/2024)	300,000	348,069
New York City Water & Sewer System, Series BB, 5.00%, 06/15/46 (Call 6/15/2023)	150,000	171,307
New York City Water & Sewer System, Series DD, 5.00%, 06/15/47 (Call 12/15/2026)	250,000	292,113
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 7/1/2023)	200,000	229,206
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 6/15/2023)	100,000	118,472
New York State Housing Finance Agency, Series D, (SONYMA FNMA), 4.20%, 11/01/49 (Call 5/1/2026)	300,000	310,083
Port Authority of New York & New Jersey, 6.13%, 06/01/94 (Call 6/1/2024)	300,000	366,384
Total New York		2,497,787
NORTH CAROLINA – 0.9%
Cape Fear Public Utility Authority, 5.00%, 08/01/20 (Call 8/1/2018)	195,000	202,977

OHIO – 3.8%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.10%, 03/01/42 (Call 9/1/2026)	300,000	311,721
Ohio University, Series A, 4.00%, 12/01/47 (Call 6/1/2027)	300,000	311,358
Willoughby-Eastlake City School District, 4.00%, 12/01/50 (Call 12/1/2025)	250,000	254,783
Total Ohio		877,862
OREGON – 1.7%
Washington & Multnomah Counties School District No 48J Beaverton, Series D, (SCH BD GTY), 06/15/36 (Call 6/15/2027)	350,000	396,169

PENNSYLVANIA – 4.2%
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 8/1/2027)	300,000	308,472
Delaware River Joint Toll Bridge Commission, 4.00%, 07/01/47 (Call 7/1/2027)	350,000	363,352

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)

Pennsylvania Turnpike Commission, Series A, (AGM Insured), 4.00%, 12/01/37 (Call 12/1/2026)	$300,000	$311,595
Total Pennsylvania		983,419
PUERTO RICO – 1.1%
Commonwealth of Puerto Rico, Series A, (AGM Insured), 5.00%, 07/01/35 (Call 7/1/2022)	245,000	255,898

TENNESSEE – 1.0%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 7/1/2027)	200,000	222,474

TEXAS – 8.5%
City of Austin TX Electric Utility Revenue, 4.00%, 11/15/38 (Call 11/15/2026)	250,000	266,980
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	163,366
Fort Bend Grand Parkway Toll Road Authority, 4.00%, 03/01/46 (Call 3/1/2022)	475,000	483,949
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/1/2023)	100,000	113,700
Lower Colorado River Authority, 5.00%, 05/15/39 (Call 5/15/2023)	275,000	310,846
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 3/15/2023)	205,000	232,499
Ysleta Independent School District, (PSF-GTD), 5.00%, 08/15/45 (Call 8/15/2025)	350,000	405,321
Total Texas		1,976,661
UTAH – 1.3%
Salt Lake City Corp. Airport Revenue, Series B, 5.00%, 07/01/42 (Call 7/1/2027)	250,000	292,588

VIRGINIA – 3.3%
County of Fairfax VA, Series A, (ST AID WITHHLDG), 4.00%, 10/01/36 (Call 4/1/2027)	210,000	230,450
Fairfax County Water Authority, 5.00%, 04/01/20	285,000	314,859
University of Virginia, Series A, 4.00%, 04/01/42 (Call 4/1/2027)	200,000	216,312
Total Virginia		761,621
WASHINGTON – 3.9%
Central Puget Sound Regional Transit Authority, Series S-1, 5.00%, 11/01/35 (Call 11/1/2026)	350,000	415,768

Security Description	Principal	Value

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
City of Seattle WA Water System Revenue, 4.00%, 08/01/35 (Call 2/1/2027)	$320,000	$346,269
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 8/1/2019)	140,000	151,031
Total Washington		913,068
WISCONSIN – 2.5%
State of Wisconsin, Series A, (ST APPROP), 6.00%, 05/01/36 (Call 5/1/2019)	100,000	108,678
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/46 (Call 11/1/2026)	450,000	462,956
Total Wisconsin		571,634
Total Municipal Bonds
(Cost $22,246,059)		22,813,853

	Shares
MONEY MARKET FUND 0.6%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares 0.59%(1) (Cost $133,363)	133,363	133,363
TOTAL INVESTMENTS- 99.2%
(Cost $22,379,422)		22,947,216
Other Assets in Excess of Liabilities - 0.8%		185,985
Net Assets - 100.0%		$23,133,201

(1)	The rate shown reflects the seven-day yield as of July 31, 2017.

Abbreviations:
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association.
GNMA — Government National Mortgage Association.
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Fund Guarantee.
SCH BD GTY — School Bond Guaranty.
SONYMA — State of New York Mortgage Agency.
ST AID WITHHLDG — State Aid Withholding.
ST APPROP — State Appropriation.

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

July 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Municipal Bonds	$–	$22,813,853	$–	$22,813,853
Money Market Fund	133,363	–	–	133,363
Total Investments	$133,363	$22,813,853	$–	$22,947,216
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF

July 31, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 38.5%
Consumer Discretionary – 6.5%
American Greetings Corp., 7.88%, 02/15/25(1)	$195,000	$213,037
Beazer Homes USA, Inc., 5.75%, 06/15/19	185,000	193,556
Beazer Homes USA, Inc., 6.75%, 03/15/25	290,000	307,037
Cablevision Systems Corp., 5.88%, 09/15/22	410,000	434,088
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	345,000	373,894
CalAtlantic Group, Inc., 5.88%, 11/15/24	55,000	59,950
CalAtlantic Group, Inc., 5.25%, 06/01/26	565,000	588,306
Century Communities, Inc., 5.88%, 07/15/25(1)	490,000	492,450
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/25	465,000	500,612
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	425,000	429,250
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(1)	430,000	434,838
DR Horton, Inc., 4.75%, 02/15/23	310,000	337,096
Eldorado Resorts, Inc., 6.00%, 04/01/25	95,000	102,125
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	285,000	289,453
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25(1)	125,000	129,844
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/27(1)	55,000	57,475
iHeartCommunications, Inc., 9.00%, 12/15/19	635,000	515,144
Laureate Education, Inc., 8.25%, 05/01/25(1)	110,000	119,900
M/I Homes, Inc., 5.63%, 08/01/25(1)	390,000	393,900
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	380,000	366,225
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	688,000
PetSmart, Inc., 7.13%, 03/15/23(1)	325,000	294,531
PetSmart, Inc., 8.88%, 06/01/25(1)	100,000	94,625
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(1)	385,000	400,400
PulteGroup, Inc., 5.50%, 03/01/26	450,000	486,000
QVC, Inc., 5.13%, 07/02/22	600,000	640,686
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	305,000	312,625
Scientific Games International, Inc., 7.00%, 01/01/22(1)	345,000	368,288
Signet UK Finance PLC, 4.70%, 06/15/24	310,000	305,476
Tenneco, Inc., 5.00%, 07/15/26	360,000	367,200
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	480,000	513,600
Vista Outdoor, Inc., 5.88%, 10/01/23	475,000	489,250
Wyndham Worldwide Corp., 4.50%, 04/01/27	575,000	598,462
Total Consumer Discretionary		11,897,323

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples – 1.5%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 03/15/25(1)	$260,000	$236,600
Cumberland Farms, Inc., 6.75%, 05/01/25(1)	230,000	246,675
Dole Food Co., Inc., 7.25%, 06/15/25(1)	615,000	654,975
Post Holdings, Inc., 5.00%, 08/15/26(1)	365,000	375,494
Post Holdings, Inc., 5.75%, 03/01/27(1)	130,000	138,450
Rite Aid Corp., 6.13%, 04/01/23(1)	410,000	407,950
Safeway, Inc., 7.25%, 02/01/31	465,000	430,125
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)	410,000	334,150
Total Consumer Staples		2,824,419
Energy – 6.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	452,000	479,120
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24(1)	400,000	422,000
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	285,000	288,562
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22(1)	70,000	71,925
Callon Petroleum Co., 6.13%, 10/01/24	425,000	444,125
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	950,000	948,812
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	1,000,000	1,087,500
Chesapeake Energy Corp., 8.00%, 06/15/27(1)	480,000	482,400
Continental Resources, Inc., 4.50%, 04/15/23	230,000	224,825
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25	425,000	428,187
Denbury Resources, Inc., 5.50%, 05/01/22	235,000	128,075
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/20	180,000	154,125
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	310,000	314,650
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	600,000	665,873
Kinder Morgan, Inc., Series GMTN, 7.75%, 01/15/32	250,000	320,838
Matador Resources Co., 6.88%, 04/15/23	435,000	463,275
Nabors Industries, Inc., 5.50%, 01/15/23	555,000	529,137
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19	230,000	229,138
NuStar Logistics LP, 5.63%, 04/28/27	250,000	265,625
Oasis Petroleum, Inc., 6.88%, 01/15/23	550,000	543,125
Peabody Energy Corp., 6.00%, 03/31/22(1)	550,000	563,063
Regency Energy Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	355,000	381,490

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)

Rowan Cos., Inc., 5.40%, 12/01/42	$400,000	$292,000
RSP Permian, Inc., 5.25%, 01/15/25(1)	525,000	535,500
SM Energy Co., 6.50%, 01/01/23	425,000	426,063
Transocean, Inc., 9.00%, 07/15/23(1)	130,000	136,500
Transocean, Inc., 6.80%, 03/15/38	630,000	472,500
Ultra Resources, Inc., 6.88%, 04/15/22(1)	33,000	34,031
Ultra Resources, Inc., 7.13%, 04/15/25(1)	147,000	150,087
Weatherford International Ltd., 9.88%, 02/15/24(1)	250,000	269,375
Total Energy		11,751,926
Financials – 8.3%
Ally Financial, Inc., 5.75%, 11/20/25	260,000	279,175
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	459,932
Aviation Capital Group Corp., 2.88%, 09/17/18(1)	190,000	192,060
Bank of America Corp., 4.20%, 08/26/24	600,000	628,288
Bank of New York Mellon Corp. (The), Series E, 4.95%, perpetual(2)(3)	525,000	545,233
Brighthouse Financial, Inc., 3.70%, 06/22/27(1)	575,000	570,694
Capital One Financial Corp., 4.20%, 10/29/25	460,000	470,945
Citigroup, Inc., Series T, 6.25%, perpetual(2)(3)	710,000	798,501
Compass Bank, 3.88%, 04/10/25	500,000	501,817
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	207,740
FS Investment Corp., 4.25%, 01/15/20	520,000	530,785
General Motors Financial Co., Inc., 3.45%, 01/14/22	310,000	316,489
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	525,000	547,429
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.88%, 02/01/22	460,000	475,157
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	125,000	130,430
iStar, Inc., 6.00%, 04/01/22	200,000	207,500
JPMorgan Chase & Co., Series V, 5.00%, perpetual(2)(3)	305,000	311,445
JPMorgan Chase & Co., 3.30%, 04/01/26	550,000	551,449
KeyCorp, Series D, 5.00%, perpetual(2)(3)	485,000	500,156
M&T Bank Corp., Series F, 5.13%, perpetual(2)(3)	200,000	210,500
Morgan Stanley, 2.55%, 10/24/23(2)	955,000	974,505
Morgan Stanley, 3.13%, 07/27/26	750,000	735,617
Navient Corp., 7.25%, 09/25/23	110,000	120,895
Navient Corp., 6.75%, 06/25/25	395,000	415,737
OM Asset Management PLC, 4.80%, 07/27/26	625,000	642,291
Prudential Financial, Inc., 5.63%, 06/15/43(2)	450,000	493,313
Santander Holdings USA, Inc., 3.70%, 03/28/22(1)	960,000	975,852
Santander Holdings USA, Inc., 4.40%, 07/13/27(1)	280,000	286,150
SBA Tower Trust, 3.16%, 10/08/20(1)	375,000	382,796

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)

Springleaf Finance Corp., 6.13%, 05/15/22	$130,000	$136,825
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54(1)(2)	550,000	556,188
Wells Fargo & Co., Series K, 7.98%, perpetual(2)(3)	500,000	518,750
Wells Fargo & Co., 3.55%, 09/29/25	460,000	473,785
Total Financials		15,148,429
Health Care – 4.2%
AbbVie, Inc., 3.60%, 05/14/25	500,000	517,300
Becton Dickinson & Co., 3.36%, 06/06/24	97,000	98,243
Becton Dickinson & Co., 3.70%, 06/06/27	580,000	586,966
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(1)	155,000	160,812
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	255,000	218,025
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	60,000	61,650
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(1)	185,000	175,287
Eagle Holding Co. II LLC, 7.63%, 05/15/22 PIK(1)(4)	265,000	276,262
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	392,344
Envision Healthcare Corp., 6.25%, 12/01/24(1)	90,000	97,200
HCA, Inc., 4.50%, 02/15/27	270,000	277,003
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/01/24(1)	325,000	357,500
MEDNAX, Inc., 5.25%, 12/01/23(1)	180,000	185,850
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	475,000	515,375
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	430,000	424,625
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	636,853
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	293,625
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	100,000	103,000
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	805,000	790,913
Tenet Healthcare Corp., 4.50%, 04/01/21	385,000	393,662
Tenet Healthcare Corp., 8.13%, 04/01/22	175,000	188,563
Tenet Healthcare Corp., 5.13%, 05/01/25(1)	185,000	186,619
Tenet Healthcare Corp., 7.00%, 08/01/25(1)	495,000	489,589
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(1)	161,000	161,242
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(1)	45,000	47,588
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(1)	50,000	53,375
Total Health Care		7,689,471

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Industrials – 2.4%
Hawaiian Airlines Pass-Through Certificates, Series 2013-1B, 4.95%, 01/15/22	$967,919	$993,182
Hertz Corp. (The), 7.63%, 06/01/22(1)	285,000	282,862
Hillman Group, Inc. (The), 6.38%, 07/15/22(1)	230,000	222,525
Masco Corp., 5.95%, 03/15/22	456,000	518,148
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	379,750
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(1)	30,000	32,712
Owens Corning, 3.40%, 08/15/26	205,000	202,756
Pitney Bowes, Inc., 3.88%, 05/15/22	548,000	556,709
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23(1)	300,000	335,625
Standard Industries, Inc., 5.50%, 02/15/23(1)	225,000	237,938
TransDigm, Inc., 6.00%, 07/15/22	225,000	235,688
UAL Pass-Through Trust, Series 2007-1, 6.64%, 07/02/22	422,357	458,785
Total Industrials		4,456,680
Information Technology – 2.3%
Arrow Electronics, Inc., 3.88%, 01/12/28	460,000	464,904
Blackboard, Inc., 9.75%, 10/15/21(1)	192,000	180,720
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22(1)	215,000	218,267
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(1)	585,000	601,447
Dell International LLC / EMC Corp., 5.45%, 06/15/23(1)	155,000	171,045
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	170,000	215,134
Flex Ltd., 4.75%, 06/15/25	480,000	520,260
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	135,000	143,180
Rackspace Hosting, Inc., 8.63%, 11/15/24(1)	530,000	573,725
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	680,000	682,550
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	400,012
Total Information Technology		4,171,244
Materials – 1.7%
AK Steel Corp., 7.50%, 07/15/23	290,000	318,637
AK Steel Corp., 7.00%, 03/15/27	385,000	404,731
Aleris International, Inc., 9.50%, 04/01/21(1)	450,000	477,000
Flex Acquisition Co., Inc., 6.88%, 01/15/25(1)	200,000	210,375
Hexion, Inc., 10.38%, 02/01/22(1)	305,000	310,338
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	680,000	734,400
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(1)	300,000	338,813
Standard Industries, Inc., 6.00%, 10/15/25(1)	370,000	398,675

Total Materials		3,192,969

Security Description	Principal	Value
CORPORATE BONDS (continued)
Real Estate – 2.2%
Education Realty Operating Partnership LP, 4.60%, 12/01/24	$80,000	$82,020
EPR Properties, 4.75%, 12/15/26	535,000	554,501
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	235,000	234,659
Kilroy Realty LP, 4.38%, 10/01/25	500,000	527,633
LifeStorage LP, 3.50%, 07/01/26	220,000	210,791
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	205,000	224,475
Physicians Realty LP, 4.30%, 03/15/27	495,000	505,926
Select Income REIT, 4.15%, 02/01/22	540,000	547,160
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	490,000	480,200
Welltower, Inc., 4.25%, 04/01/26	600,000	639,599
Total Real Estate		4,006,964
Telecommunication Services – 1.7%
AT&T, Inc., 3.80%, 03/01/24	100,000	103,157
AT&T, Inc., 3.40%, 08/14/24	464,000	465,158
AT&T, Inc., 4.25%, 03/01/27	205,000	211,259
AT&T, Inc., 3.90%, 08/14/27	570,000	570,742
AT&T, Inc., 5.25%, 03/01/37	100,000	105,108
Frontier Communications Corp., 10.50%, 09/15/22	860,000	810,550
Qwest Corp., 7.25%, 09/15/25	245,000	274,002
Verizon Communications, Inc., 3.13%, 03/16/22	204,000	208,178
Verizon Communications, Inc., 4.13%, 03/16/27	290,000	298,306
Total Telecommunication Services		3,046,460
Utilities – 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	220,000	223,300
Calpine Corp., 5.38%, 01/15/23	500,000	487,500
Dynegy, Inc., 8.00%, 01/15/25(1)	600,000	597,000
Exelon Corp., 3.50%, 06/01/22	123,000	127,577
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	275,000	260,562
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(1)	310,000	272,800
NRG Energy, Inc., 7.25%, 05/15/26	375,000	398,438
Total Utilities		2,367,177
Total Corporate Bonds
(Cost $68,696,988)		70,553,062
FOREIGN BONDS – 25.6%
Consumer Discretionary – 1.4%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(1)	740,000	814,000
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	415,000	432,637

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Consumer Discretionary (continued)

SFR Group SA, 7.38%, 05/01/26 (France)(1)	$585,000	$635,456
VTR Finance BV, 6.88%, 01/15/24 (Chile)(1)	370,000	395,438
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)(1)	370,000	383,875
Total Consumer Discretionary		2,661,406
Consumer Staples – 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26 (Belgium)	275,000	284,906
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)	300,000	302,250
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(1)	200,000	198,660
Total Consumer Staples		785,816
Energy – 3.7%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	440,000	485,663
Ecopetrol SA, 5.38%, 06/26/26 (Colombia)	455,000	478,887
Encana Corp., 8.13%, 09/15/30 (Canada)	305,000	394,679
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(1)	295,000	286,519
Noble Holding International Ltd., 7.75%, 01/15/24 (United Kingdom)	425,000	340,362
Petrobras Global Finance BV, 5.38%, 01/27/21 (Brazil)	185,000	190,550
Petrobras Global Finance BV, 8.38%, 05/23/21 (Brazil)	390,000	440,583
Petrobras Global Finance BV, 8.75%, 05/23/26 (Brazil)	860,000	1,012,650
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	305,000	331,078
Petroleos Mexicanos, 4.88%, 01/24/22 (Mexico)	430,000	450,812
Petroleos Mexicanos, 6.88%, 08/04/26 (Mexico)	505,000	574,387
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)(1)	280,000	308,630
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	195,000	201,338
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (Azerbaijan)(1)	680,000	749,530
YPF SA, 6.95%, 07/21/27 (Argentina)(1)	480,000	486,000
Total Energy		6,731,668
Financials – 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Netherlands)	495,000	491,579
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)	890,000	926,694

Security Description		Principal	Value
FOREIGN BONDS (continued)
Financials (continued)

Banco de Bogota SA, 6.25%, 05/12/26 (Colombia)(1)		$475,000	$510,482
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/25 (Mexico)(1)		400,000	415,500
Brookfield Finance LLC, 4.00%, 04/01/24 (Canada)		418,000	433,620
GrupoSura Finance SA, 5.50%, 04/29/26 (Colombia)(1)		450,000	484,312
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)		914,359	941,790
HSBC Holdings PLC, 3.60%, 05/25/23 (United Kingdom)		350,000	363,585
Macquarie Bank Ltd., 6.13%, perpetual (Australia)(1)(2)(3)		275,000	283,938
Societe Generale SA, 4.75%, 11/24/25 (France)(1)		765,000	810,000
TC Ziraat Bankasi AS, 5.13%, 05/03/22 (Turkey)(1)		390,000	395,772
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/22 (Turkey)(1)		360,000	365,031
Total Financials			6,422,303
Government – 8.0%
Argentine Republic Government International Bond, 5.63%, 01/26/22 (Argentina)		690,000	708,975
Argentine Republic Government International Bond, 7.50%, 04/22/26 (Argentina)		640,000	689,280
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)		885,000	876,150
Argentine Republic Government International Bond, 7.63%, 04/22/46 (Argentina)		245,000	252,473
Bahrain Government International Bond, 7.00%, 10/12/28 (Bahrain)(1)		600,000	618,074
Brazilian Government International Bond, 10.25%, 01/10/28 (Brazil)	BRL	1,500,000	518,476
Brazilian Government International Bond, 5.63%, 01/07/41 (Brazil)		400,000	394,200
Colombia Government International Bond, 4.38%, 03/21/23 (Colombia)	COP	1,500,000,000	470,160
Colombia Government International Bond, 3.88%, 04/25/27 (Colombia)		395,000	400,234
Costa Rica Government International Bond, 4.38%, 04/30/25 (Costa Rica)(1)		625,000	604,687
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)		590,000	674,075
Ecuador Government International Bond, 9.65%, 12/13/26 (Ecuador)(1)		785,000	808,550

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued)
Government (continued)

Indonesia Government International Bond, 4.35%, 01/08/27 (Indonesia)(1)		$570,000	$599,282
Indonesia Treasury Bond, 8.38%, 09/15/26 (Indonesia)	IDR	5,800,000,000	471,870
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(1)		275,000	273,945
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	9,000,000	500,820
Mexico Government International Bond, 4.15%, 03/28/27 (Mexico)		480,000	501,720
Mexico Government International Bond, 4.75%, 03/08/44 (Mexico)		410,000	414,920
Oman Government International Bond, 4.75%, 06/15/26 (Oman)(1)		880,000	877,492
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)		905,000	1,008,623
Republic of South Africa Government International Bond, 4.30%, 10/12/28 (South Africa)		500,000	475,161
Turkey Government International Bond, 5.63%, 03/30/21 (Turkey)		600,000	640,704
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		600,000	702,204
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)		625,000	624,997
Turkey Government International Bond, 6.00%, 03/25/27 (Turkey)		400,000	431,543
Ukraine Government International Bond, 7.75%, 09/01/22 (Ukraine)(1)		100,000	102,750
Total Government			14,641,365
Health Care – 0.3%
Concordia International Corp., 9.00%, 04/01/22 (Canada)(1)		105,000	80,259
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)		435,000	416,857
Total Health Care			497,116
Industrials – 1.9%
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)		194,490	203,728
CEMEX Finance LLC, 6.00%, 04/01/24 (Mexico)(1)		970,000	1,031,837
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)		387,000	411,188
JBS Investments GmbH, 7.25%, 04/03/24 (Brazil)(1)		475,000	463,125

Security Description	Principal	Value
FOREIGN BONDS (continued)
Industrials (continued)

JSL Europe SA, 7.75%, 07/26/24 (Brazil)(1)	$460,000	$460,575
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(1)	575,000	591,100
SCF Capital Ltd., 5.38%, 06/16/23 (Russia)(1)	240,000	248,825
Total Industrials		3,410,378
Materials – 5.0%
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	510,000	584,587
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(1)	205,000	219,477
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Australia)(1)(2)	240,000	276,000
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC, 6.50%, 05/15/21 (Australia)(1)	300,000	317,250
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(1)	515,000	536,102
FMG Resources Pty Ltd., 9.75%, 03/01/22 (Australia)(1)	260,000	296,062
Gerdau Trade, Inc., 5.75%, 01/30/21 (Brazil)(1)	455,000	483,437
Glencore Funding LLC, 4.13%, 05/30/23 (Switzerland)(1)	595,000	620,531
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	765,000	771,035
INEOS Group Holdings SA, 5.63%, 08/01/24 (Luxembourg)(1)	535,000	555,063
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(1)	210,000	211,575
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	425,000	428,188
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	460,381
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(1)	695,000	701,852
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21 (Russia)(1)	805,000	813,890
Teck Resources Ltd., 8.50%, 06/01/24 (Canada)(1)	190,000	220,875
Vale Overseas Ltd., 5.88%, 06/10/21 (Brazil)	325,000	355,469
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	305,000	339,770
Vedanta Resources PLC, 8.25%, 06/07/21 (India)(1)	800,000	896,000
Venator Finance S.a.r.l. / Venator Materials Corp., 5.75%, 07/15/25 (Luxembourg)(1)	90,000	92,700
Total Materials		9,180,244

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Real Estate – 0.3%
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Australia)(1)	$450,000	$459,811
Telecommunication Services – 0.8%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(1)	575,000	610,578
GTH Finance BV, 7.25%, 04/26/23 (Netherlands)(1)	800,000	897,240
Total Telecommunication Services		1,507,818
Utilities – 0.3%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)(1)	550,000	618,090

Total Foreign Bonds
(Cost $45,039,700)		46,916,015
MORTGAGE BACKED SECURITIES – 12.4%
Commercial Mortgage Backed Securities – 1.8%
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	289,654	288,723
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/34(1)(2)	400,000	407,507
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35(1)	830,000	839,793
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49(2)	151,464	151,333
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	1,015,895
Motel 6 Trust, Class D, Series 2015-MTL6, 4.53%, 02/05/30(1)	400,000	401,174
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)	220,000	220,003
Total Commercial Mortgage Backed Securities		3,324,428
Mortgage Securities – 2.0%
Federal National Mortgage Association, 3.00%, 12/01/46	912,883	915,231
Federal National Mortgage Association, 3.50%, 01/01/47	444,271	457,846
Federal National Mortgage Association, 3.50%, 07/01/47	445,000	458,597
Federal National Mortgage Association, 4.00%, 07/01/47	1,311,979	1,382,292
Federal National Mortgage Association, 4.00%, 08/01/47	435,000	458,305
Total Mortgage Securities		3,672,271

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities – 8.6%
American Homes 4 Rent, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	$134,232	$139,721
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	554,675
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.62%, 06/25/33(2)	535,000	532,643
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.50%, 01/25/35(2)	481,932	456,123
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(1)	350,000	363,881
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2017-SPL5, 4.00%, 06/28/57(1)(2)	375,000	398,157
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(2)	290,000	301,518
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2017-SPL3, 4.25%, 11/28/53(1)(2)	385,000	405,643
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.58%, 11/25/34(2)	476,257	480,149
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(2)	428,458	440,966
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(2)	503,883	518,570
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	274,060	276,642
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.14%, 12/17/33(1)(2)	430,000	430,941
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(2)	238,975	240,727
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	134,881	128,503
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(2)	114,217	114,570
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(2)	167,939	167,950
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56(1)(2)	343,744	350,624
GSR Mortgage Loan Trust, Class 2A4, Series 2006-1F, 6.00%, 02/25/36	328,892	289,720
Home Equity Mortgage Trust, Class M7, Series 2005-2, 2.67%, 07/25/35(2)	326,274	324,109
JP Morgan Mortgage Trust, Class A1, Series 2016-5, 2.60%, 12/25/46(1)(2)	553,940	557,798
MASTR Alternative Loan Trust, Class 7A1, Series 2004-6, 6.00%, 07/25/34	331,434	327,849

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(2)	$451,791	$468,675
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(2)	151,241	157,901
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(2)	306,879	320,248
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)	183,687	189,876
New Residential Mortgage Loan Trust, Class B1A, Series 2016-4A, 4.50%, 11/25/56(1)(2)	638,757	667,787
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57(1)(5)	361,870	363,325
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34(1)	275,000	277,273
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	128,865	130,087
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,340,240	1,352,783
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(2)	288,834	293,244
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.45%, 04/25/34(2)	201,113	202,303
Towd Point Mortgage Trust, Class A2, Series 2015-1, 3.25%, 10/25/53(1)(2)	340,000	341,204
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(2)	500,000	518,484
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(2)	425,000	435,795
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(2)	1,195,000	1,197,252
Verus Securitization Trust, Class A1, Series 2017-2A, 2.49%, 07/25/47(1)(5)	555,000	556,466
VOLT LI LLC, Class A1, Series 2016-NP11, 3.50%, 10/25/46(1)(5)	181,348	181,954
VOLT LX LLC, Class A1, Series 2017-NPL7, 3.25%, 04/25/59(1)(5)	362,325	364,909
Total Residential Mortgage Backed Securities		15,821,045
Total Mortgage Backed Securities
(Cost $22,558,830)		22,817,744
TERM LOANS – 11.0%
Consumer Discretionary – 2.3%
Advantage Sales & Marketing, Inc., 4.25%, 07/25/21 (2)	205,000	201,003
Advantage Sales & Marketing, Inc., 7.50%, 07/25/22 (2)	410,000	390,012
Bass Pro Group, LLC, 6.15%, 12/15/23 (2)	320,000	312,566

Security Description	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)

Caesars Entertainment Resort Properties, LLC, 4.73%, 10/11/20 (2)	$843,719	$852,156
Gateway Casinos & Entertainment Ltd., 4.80%, 02/22/23 (2)	90,000	90,788
Hoya Midco, LLC, 5.30%, 06/30/24 (2)	130,000	131,382
Laureate Education, Inc., 5.50%, 04/21/24 (2)	587,041	595,113
Leslie's Poolmart, Inc., 4.77%, 08/16/23 (2)	246,140	248,140
Mohegan Tribal Gaming Authority, 5.23%, 10/13/23 (2)	348,250	353,002
Playa Resorts Holding B.V., 4.00%, 04/06/24 (2)	70,000	70,444
Scientific Games International, Inc., 4.99%, 10/01/21 (2)	231,445	232,403
Scientific Games International, Inc., 3.50%, 08/14/24 (2)	195,000	196,342
Seminole Tribe of Florida, 3.46%, 06/26/24 (2)	290,000	291,692
UFC Holdings, L.L.C., 4.00%, 08/18/23 (2)	277,018	279,074
Total Consumer Discretionary		4,244,117
Consumer Staples – 1.3%
Albertson's LLC, 3.98%, 08/25/21 (2)	549,785	549,238
Albertson's LLC, 4.29%, 12/21/22 (2)	222,324	222,413
Amplify Snack Brands, Inc., 6.50%, 09/02/23 (2)	376,402	378,352
Chobani LLC, 5.25%, 10/10/23 (2)	106,477	107,426
Galleria Co., 4.00%, 09/29/23 (2)	214,000	215,940
JBS USA LUX SA, 3.48%, 10/30/22 (2)	134,663	133,800
Milk Specialties Co., 5.15%, 08/16/23 (2)	336,458	340,243
Parfums Holding Co., Inc., 4.75%, 06/28/24 (2)	185,000	186,002
TKC Holdings, Inc., 4.75%, 02/01/23 (2)	334,163	336,877
Total Consumer Staples		2,470,291
Energy – 0.7%
Blackhawk Mining LLC, 10.50%, 02/17/22 (2)	213,457	196,203
Chesapeake Energy Corp., 8.55%, 08/23/21 (2)	71,000	76,520
Contura Energy, Inc., 6.00%, 03/18/24 (2)	272,300	264,812
MEG Energy Corp., 4.54%, 12/31/23 (Canada) (2)	498,231	497,143
Ultra Resources, Inc., 4.00%, 04/05/24 (2)	190,000	191,465
Total Energy		1,226,143
Financials – 0.7%
Asurion, LLC , 6.00%, 07/13/25 (2)	55,000	56,564
FinCo I LLC, 1.38%, 06/12/22 (2)	160,000	162,226
Focus Financial Partners, LLC, 4.55%, 07/03/24 (2)	55,000	55,636
Lonestar Intermediate Super Holdings, LLC, 10.00%, 08/31/21 (2)	340,000	349,775
Walter Investment Management, 4.75%, 12/18/20 (2)	694,406	639,895
Total Financials		1,264,096

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Health Care – 1.6%
Change Healthcare Holdings, Inc., 3.75%, 03/01/24 (2)	$214,463	$215,964
CHG Healthcare Services, Inc., 4.56%, 06/07/23 (2)	287,492	291,265
Concordia Healthcare Corp., 5.25%, 10/21/21 (2)	256,105	190,974
Endo Luxembourg Finance Company I S.a.r.l., 5.00%, 04/12/24 (2)	135,000	137,312
Envision Healthcare Corp., 4.30%, 12/01/23 (2)	52,091	52,506
HLF Financing S.a r.l. (HLF Financing US, LLC), 6.49%, 02/15/23 (2)	201,156	203,796
Iasis Healthcare LLC, 5.25%, 04/26/21 (2)	9,975	10,050
inVentiv Health, Inc., 4.80%, 11/09/23 (2)	102,485	102,760
NVA Holdings, Inc., 8.15%, 08/14/22 (2)	362,000	366,525
Quorum Health Corp., 6.79%, 04/29/22 (2)	138,501	138,869
Sedgwick Claims Management Services, Inc., 6.75%, 02/28/22 (2)	650,000	658,531
U.S. Renal Care, Inc., 5.40%, 12/30/22 (2)	394,251	388,133
Valeant Pharmaceuticals International, Inc., 5.98%, 04/02/22 (2)	244,539	249,414
Total Health Care		3,006,099
Industrials – 1.0%
84 Lumber Co., 6.75%, 10/25/23 (2)	424,625	430,729
Hayward Industries, Inc., 3.50%, 07/18/24 (2)	35,000	35,335
Navistar, Inc., 5.00%, 08/07/20 (2)	469,838	475,711
PAE Holding Corp., 6.50%, 10/20/22 (2)	152,347	154,014
TransDigm, Inc., 3.99%, 06/09/23 (2)	375,000	377,383
Zodiac Pool Solutions LLC, 5.30%, 12/20/23 (2)	312,503	316,899
Total Industrials		1,790,071
Information Technology – 0.9%
Blackboard, Inc., 6.16%, 06/30/21 (2)	264,651	263,427
Everi Payments, Inc., 5.75%, 05/09/24 (2)	135,000	137,053
Kronos, Inc., 9.28%, 11/01/24 (2)	178,000	185,157
NAB Holdings, LLC, 4.80%, 07/01/24 (2)	160,000	161,000
Sorenson Communications, Inc., 8.00%, 04/30/20 (2)	45,000	45,338
Sungard Availability Services Capital, Inc., 8.23%, 09/29/21 (2)	400,000	396,000
Veritas US, Inc., 5.80%, 01/27/23 (2)	387,480	392,711
Total Information Technology		1,580,686
Materials – 1.1%
Anchor Glass Container Corp., 8.75%, 12/07/24 (2)	111,000	112,804
CPG International LLC, 5.05%, 05/03/24(2)	304,388	308,478
CPI Acquisition, Inc., 5.83%, 08/17/22 (2)	865,000	761,200
KMG Chemicals, Inc., 5.48%, 06/15/24 (2)	78,545	79,724
New Arclin U.S. Holding Corp., 5.67%, 02/14/24 (2)	205,000	207,755

Security Description	Principal	Value
TERM LOANS (continued)
Materials (continued)

OMNOVA Solutions, Inc., 5.25%, 08/25/23 (2)	$431,738	$438,753
PQ Corp., 5.25%, 11/04/22 (2)	111,872	112,683
Total Materials		2,021,397
Real Estate – 0.2%
Capital Automotive L.P., 7.00%, 03/24/25(2)	260,000	265,364
Peak 10 Holding Corp., 3.50%, 07/21/24 (2)	55,000	55,321
Total Real Estate		320,685
Telecommunication Services – 0.4%
Digicel International Finance Ltd., 4.94%, 05/27/24 (2)	75,000	76,031
Securus Technologies Holdings, Inc., 4.50%, 06/20/24 (2)	375,000	379,594
Securus Technologies Holdings, Inc., 8.25%, 06/20/25 (2)	210,000	211,628
Total Telecommunication Services		667,253
Utilities – 0.8%
APLP Holdings LP, 5.48%, 04/13/23 (2)	457,588	465,024
Energy Future Intermediate Holding Co. LLC, 4.23%, 06/23/18 (2)	330,000	332,846
Helix Gen Funding, LLC, 4.75%, 03/09/24 (2)	14,373	14,536
Talen Energy Supply, LLC, 5.00%, 04/06/24 (2)	358,920	348,601
Vistra Operations Co. LLC, 3.98%, 08/04/23 (2)	73,469	73,823
Vistra Operations Co. LLC, 3.98%, 08/04/23 (2)	322,867	324,422
Total Utilities		1,559,252
Total Term Loans
(Cost $19,994,940)		20,150,090
ASSET BACKED SECURITIES – 5.5%
Carnow Auto Receivables Trust, Class D, Series 2016-1A, 7.34%, 11/15/21(1)	430,000	432,125
Chrysler Capital Auto Receivables Trust, Class D, Series 2016-BA, 3.51%, 09/15/23(1)	470,000	470,463
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43(1)	910,611	910,388
Consumer Installment Loan Trust, Class A, Series 2016-LD1, 3.96%, 07/15/22(1)	280,712	282,766
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	505,460	507,353
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20(1)	450,000	459,231
Exeter Automobile Receivables Trust, Class D, Series 2014-3A, 5.69%, 04/15/21(1)	575,000	596,009

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)

First Investors Auto Owner Trust, Class E, Series 2015-2A, 5.59%, 11/15/22(1)	$610,000	$616,778
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(1)	435,000	450,014
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(1)	525,000	531,096
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22(1)	440,000	440,903
GLS Auto Receivables Trust, Class C, Series 2017-1A, 3.50%, 07/15/22(1)	560,000	560,666
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29(1)	500,000	504,449
Murray Hill Marketplace Trust, Class A, Series 2016-LC1, 4.19%, 11/25/22(1)	133,145	133,789
Santander Drive Auto Receivables Trust, Class D, Series 2017-2, 3.49%, 07/17/23	565,000	572,884
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26(1)	317,302	321,917
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29(1)	515,000	520,544
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(1)	430,000	430,641
TGIF Funding LLC, Class A2, Series 2017-1A, 6.20%, 04/30/47(1)	398,000	400,359
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23(1)	448,428	448,982
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45(1)	491,250	505,314
Total Asset Backed Securities
(Cost $10,043,689)		10,096,671
U.S. TREASURY NOTES – 3.6%
U.S. Treasury Note 1.88%, 02/28/22	3,340,000	3,352,983
U.S. Treasury Note 1.63%, 02/15/26	3,450,000	3,287,674
Total U.S. Treasury Notes
(Cost $6,638,335)		6,640,657
MUNICIPAL BOND – 0.9%
State of California, 7.60%, 11/01/40
(Cost $1,728,572)	1,075,000	1,691,308
TOTAL INVESTMENTS- 97.5%
(Cost $174,701,054)		178,865,547
Other Assets in Excess of Liabilities - 2.5%		4,639,610
Net Assets - 100.0%		$183,505,157

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2017, the aggregate value of these securities was $77,037,214, or 41.98% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(3)	Perpetual security with no stated maturity date.
(4)	PIK-Payment in Kind. Income may be received in additional securities and/or cash.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2017.

Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso

 See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Corporate Bonds	$–	$70,553,062	$–	$70,553,062
Foreign Bonds	–	46,916,015	–	46,916,015
Mortgage Backed Securities	–	22,817,744	–	22,817,744
Term Loans	–	20,150,090	–	20,150,090
Asset Backed Securities	–	10,096,671	–	10,096,671
U.S. Treasury Notes	–	6,640,657	–	6,640,657
Municipal Bond	–	1,691,308	–	1,691,308
Total Investments	$–	$178,865,547	$–	$178,865,547
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

Term Loans
Balance as of October 31, 2016	$342,390
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	551
Purchases	—
Sales	(2,543)
Amortization (accretion)	(155)
Transfers into Level 3	—
Transfers out of Level 3	(340,243)
Balance as of July 31, 2017	—
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2017:	$—

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

July 31, 2017 (Unaudited)

Security Description	Shares	Value
Common Stocks - 124.2%(1)
Energy - 124.2%
Andeavor Logistics LP	472,781	$24,646,074
Antero Midstream Partners LP	220,810	7,659,899
Boardwalk Pipeline Partners LP	60,381	1,010,778
Buckeye Partners LP(2)	744,084	47,167,485
Cheniere Energy Partners LP	37,780	1,108,843
Crestwood Equity Partners LP(2) (3)	426,918	10,502,183
DCP Midstream LP(2)	202,517	6,891,654
Enbridge Energy Partners LP(2)	1,855,025	29,012,591
Enbridge, Inc. (Canada)	30,228	1,253,253
Energy Transfer Equity LP(2)	2,502,876	44,225,819
Energy Transfer Partners LP(2)	4,438,840	91,839,600
EnLink Midstream LLC	316,245	5,550,100
EnLink Midstream Partners LP(3)	1,506,099	24,895,816
Enterprise Products Partners LP(2)	951,486	25,880,419
EQT Midstream Partners LP	286,888	22,299,804
Genesis Energy LP(2)	459,218	13,868,384
Kinder Morgan, Inc.(2)	267,889	5,472,972
Magellan Midstream Partners LP	286,729	20,002,215
Marathon Petroleum Corp.	1,945	108,901
MPLX LP(2)	941,464	34,222,216
NGL Energy Partners LP	535,981	6,833,758
NuStar Energy LP(2)	225,694	9,768,036
ONEOK, Inc.(2)	320,208	18,114,167
Phillips 66 Partners LP	246,949	12,411,657
Plains All American Pipeline LP(2)	849,833	22,410,096
Shell Midstream Partners LP	15,642	447,048
Spectra Energy Partners LP	19,407	877,196
Tallgrass Energy Partners LP	177,175	9,057,186
Targa Resources Corp.	80,366	3,729,786
TC PipeLines LP	107,246	6,144,123
Western Gas Equity Partners LP	121,427	5,132,719
Western Gas Partners LP	214,100	11,118,213
Williams Cos., Inc. (The)	64,131	2,038,083
Williams Partners LP(2)	1,450,780	60,105,815
TOTAL INVESTMENTS- 124.2%
(Cost $594,628,476)		585,806,889
Securities Sold Short - (6.8)%
Exchange Traded Funds - (4.6)%
Commodity Funds - (4.6)%
United States Natural Gas Fund LP*	(1,097,600)	(6,936,832)
United States Oil Fund LP*	(1,458,531)	(14,993,699)

Total Exchange Traded Funds
(Proceeds $(21,150,472))		(21,930,531)
Exchange Traded Note - (2.2)%
JPMorgan Alerian MLP Index ETN (Proceeds $(9,654,360))	(340,000)	(10,213,600)
Total Securities Sold Short - (6.8)%
(Proceeds $(30,804,832))		(32,144,131)
Liabilities in Excess of Other Assets - (17.4)%		(81,980,446)
Net Assets - 100.0%		$471,682,312

Security Description	Number of contracts	Value
Written Options - (1.5)%
Calls
Buckeye Partners LP,
Expires 08/18/17,
Strike Price $70.00	(1,468)	$(5,872)
Buckeye Partners LP,
Expires 08/18/17,
Strike Price $75.00	(250)	(1,250)
Buckeye Partners LP,
Expires 11/17/17,
Strike Price $75.00	(162)	(5,670)
Crestwood Equity Partners LP,
Expires 08/18/17,
Strike Price $25.00	(852)	(29,820)
Crestwood Equity Partners LP,
Expires 09/15/17,
Strike Price $25.00	(1,380)	(69,000)
Crestwood Equity Partners LP,
Expires 10/20/17,
Strike Price $25.00	(1,100)	(84,700)
Crestwood Equity Partners LP,
Expires 01/19/18,
Strike Price $25.00	(300)	(34,500)
DCP Midstream LP,
Expires 10/20/17,
Strike Price $40.00	(100)	(1,500)
Enbridge Energy Partners LP,
Expires 10/20/17,
Strike Price $17.50	(650)	(9,750)
Enbridge Energy Partners LP,
Expires 10/20/17,
Strike Price $20.00	(36)	(180)
Energy Transfer Equity LP,
Expires 08/04/17,
Strike Price $18.00	(607)	(5,463)
Energy Transfer Equity LP,
Expires 08/11/17,
Strike Price $18.00	(2,500)	(47,500)
Energy Transfer Equity LP,
Expires 08/18/17,
Strike Price $18.00	(4,450)	(124,600)
Energy Transfer Equity LP,
Expires 08/18/17,
Strike Price $18.50	(1,700)	(27,200)
Energy Transfer Equity LP,
Expires 09/15/17,
Strike Price $19.00	(250)	(6,500)
Energy Transfer Equity LP,
Expires 09/15/17,
Strike Price $38.00	(250)	(1,875)
Energy Transfer Equity LP,
Expires 10/20/17,
Strike Price $18.00	(350)	(28,700)
Energy Transfer Equity LP,
Expires 10/20/17,
Strike Price $19.00	(6,700)	(308,200)
Energy Transfer Equity LP,
Expires 10/20/17,
Strike Price $20.00	(700)	(17,500)
Energy Transfer Equity LP,
Expires 10/20/17,
Strike Price $21.00	(150)	(2,025)

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
Energy Transfer Equity LP,
Expires 01/19/18,
Strike Price $19.00	(1,400)	$(126,700)
Energy Transfer Equity LP,
Expires 01/19/18,
Strike Price $20.00	(1,170)	(76,050)
Energy Transfer Partners LP,
Expires 08/18/17,
Strike Price $21.00	(1,100)	(18,700)
Energy Transfer Partners LP,
Expires 11/17/17,
Strike Price $24.00	(100)	(1,250)
Energy Transfer Partners LP,
Expires 11/17/17,
Strike Price $25.00	(450)	(4,500)
Energy Transfer Partners LP,
Expires 11/17/17,
Strike Price $26.00	(1,250)	(6,250)
Energy Transfer Partners LP,
Expires 11/17/17,
Strike Price $27.00	(1,498)	(7,490)
Energy Transfer Partners LP,
Expires 01/19/18,
Strike Price $24.00	(700)	(14,000)
Energy Transfer Partners LP,
Expires 01/19/18,
Strike Price $25.00	(600)	(7,500)
Energy Transfer Partners LP,
Expires 01/19/18,
Strike Price $26.00	(1,200)	(15,000)
Energy Transfer Partners LP,
Expires 01/19/18,
Strike Price $27.00	(400)	(4,000)
Enterprise Products Partners LP,
Expires 08/04/17,
Strike Price $27.00	(3)	(105)
Enterprise Products Partners LP,
Expires 09/15/17,
Strike Price $27.00	(1,100)	(69,300)
Enterprise Products Partners LP,
Expires 09/15/17,
Strike Price $29.00	(700)	(5,250)
Genesis Energy LP,
Expires 09/15/17,
Strike Price $35.00	(340)	(3,400)
Kinder Morgan, Inc.,
Expires 08/04/17,
Strike Price $20.00	(960)	(45,120)
Kinder Morgan, Inc.,
Expires 08/11/17,
Strike Price $20.00	(800)	(36,800)
Kinder Morgan, Inc.,
Expires 08/18/17,
Strike Price $20.00	(1,400)	(85,400)
MPLX LP,
Expires 09/15/17,
Strike Price $38.00	(100)	(3,000)
NuStar Energy LP,
Expires 09/15/17,
Strike Price $50.00	(250)	(1,500)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
ONEOK, Inc.,
Expires 08/04/17,
Strike Price $52.50	(1,500)	$(607,500)
ONEOK, Inc.,
Expires 08/04/17,
Strike Price $53.00	(110)	(39,050)
ONEOK, Inc.,
Expires 08/11/17,
Strike Price $54.00	(1,600)	(380,800)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $28.00	(350)	(8,750)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $29.00	(250)	(2,500)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $30.00	(2,000)	(10,000)
Plains All American Pipeline LP,
Expires 08/18/17,
Strike Price $32.00	(422)	(2,110)
Plains All American Pipeline LP,
Expires 11/17/17,
Strike Price $30.00	(2,550)	(89,250)
Plains All American Pipeline LP,
Expires 11/17/17,
Strike Price $31.00	(650)	(13,000)
SPDR S&P500 ETF Trust,
Expires 08/02/17,
Strike Price $248.50	(500)	(2,000)
United States Natural Gas Fund LP,
Expires 08/04/17,
Strike Price $7.00	(5,200)	(5,200)
United States Natural Gas Fund LP,
Expires 08/11/17,
Strike Price $6.50	(1,080)	(7,560)
United States Natural Gas Fund LP,
Expires 08/11/17,
Strike Price $7.00	(5,100)	(10,200)
United States Natural Gas Fund LP,
Expires 08/18/17,
Strike Price $6.50	(4,069)	(36,621)
United States Natural Gas Fund LP,
Expires 08/18/17,
Strike Price $7.00	(10,100)	(20,200)
United States Natural Gas Fund LP,
Expires 08/25/17,
Strike Price $7.00	(10,000)	(30,000)
United States Natural Gas Fund LP,
Expires 09/01/17,
Strike Price $7.00	(11,987)	(47,948)
United States Natural Gas Fund LP,
Expires 09/08/17,
Strike Price $7.00	(10,400)	(62,400)
United States Natural Gas Fund LP,
Expires 09/15/17,
Strike Price $7.00	(9,950)	(69,650)
United States Natural Gas Fund LP,
Expires 10/20/17,
Strike Price $7.00	(7,400)	(125,800)

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP,
Expires 10/20/17,
Strike Price $8.00	(11,208)	$(44,832)
United States Natural Gas Fund LP,
Expires 10/20/17,
Strike Price $9.00	(1,550)	(3,100)
United States Natural Gas Fund LP,
Expires 01/19/18,
Strike Price $7.00	(4,600)	(207,000)
United States Natural Gas Fund LP,
Expires 01/19/18,
Strike Price $8.00	(8,750)	(210,000)
United States Natural Gas Fund LP,
Expires 01/19/18,
Strike Price $9.00	(5,146)	(66,898)
United States Oil Fund LP,
Expires 08/04/17,
Strike Price $10.00	(4,000)	(132,000)
United States Oil Fund LP,
Expires 08/18/17,
Strike Price $10.00	(4,000)	(172,000)
United States Oil Fund LP,
Expires 08/18/17,
Strike Price $11.00	(2,046)	(12,276)
United States Oil Fund LP,
Expires 09/15/17,
Strike Price $10.00	(8,000)	(472,000)
United States Oil Fund LP,
Expires 10/20/17,
Strike Price $10.00	(4,069)	(305,175)
United States Oil Fund LP,
Expires 10/20/17,
Strike Price $10.50	(500)	(24,000)
United States Oil Fund LP,
Expires 10/20/17,
Strike Price $11.00	(4,400)	(132,000)
United States Oil Fund LP,
Expires 10/20/17,
Strike Price $11.50	(3,550)	(60,350)
United States Oil Fund LP,
Expires 01/19/18,
Strike Price $10.00	(3,905)	(390,500)
United States Oil Fund LP,
Expires 01/19/18,
Strike Price $11.00	(2,000)	(110,000)
United States Oil Fund LP,
Expires 01/19/18,
Strike Price $12.00	(1,000)	(28,000)
Williams Partners LP,
Expires 09/15/17,
Strike Price $42.50	(50)	(2,350)
Williams Partners LP,
Expires 09/15/17,
Strike Price $45.00	(1,000)	(10,000)
Written Put Option
Antero Midstream Partners LP,
Expires 09/15/17,
Strike Price $30.00	(200)	(4,500)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Enterprise Products Partners LP,
Expires 08/04/17,
Strike Price $27.00	(700)	$(13,300)
Enterprise Products Partners LP,
Expires 08/11/17,
Strike Price $27.00	(1,200)	(42,000)
Enterprise Products Partners LP,
Expires 08/18/17,
Strike Price $27.00	(2,350)	(86,950)
Enterprise Products Partners LP,
Expires 08/25/17,
Strike Price $27.00	(1,200)	(45,000)
JPMorgan Alerian MLP Index ETN,
Expires 08/04/17,
Strike Price $29.00	(1,400)	(14,000)
JPMorgan Alerian MLP Index ETN,
Expires 08/11/17,
Strike Price $29.00	(300)	(3,000)
JPMorgan Alerian MLP Index ETN,
Expires 08/18/17,
Strike Price $29.00	(1,000)	(10,000)
JPMorgan Alerian MLP Index ETN,
Expires 08/25/17,
Strike Price $29.00	(943)	(23,575)
JPMorgan Alerian MLP Index ETN,
Expires 09/01/17,
Strike Price $29.00	(700)	(21,000)
JPMorgan Alerian MLP Index ETN,
Expires 09/15/17,
Strike Price $29.00	(1,500)	(60,000)
JPMorgan Alerian MLP Index ETN,
Expires 12/15/17,
Strike Price $29.00	(800)	(88,000)
Kinder Morgan, Inc.,
Expires 08/18/17,
Strike Price $20.00	(550)	(7,700)
Kinder Morgan, Inc.,
Expires 08/25/17,
Strike Price $20.00	(1,000)	(24,000)
Kinder Morgan, Inc.,
Expires 09/01/17,
Strike Price $20.00	(2,200)	(66,000)
Marathon Petroleum Corp.,
Expires 08/04/17,
Strike Price $52.50	(182)	(1,547)
Marathon Petroleum Corp.,
Expires 08/04/17,
Strike Price $53.00	(327)	(3,270)
Marathon Petroleum Corp.,
Expires 08/11/17,
Strike Price $53.00	(1,300)	(9,750)
Marathon Petroleum Corp.,
Expires 08/18/17,
Strike Price $54.00	(1,100)	(51,150)
Marathon Petroleum Corp.,
Expires 08/25/17,
Strike Price $53.00	(1,200)	(49,200)
Marathon Petroleum Corp.,
Expires 08/25/17,
Strike Price $54.00	(1,700)	(103,700)

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2017 (Unaudited)

Security Description	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Marathon Petroleum Corp.,
Expires 09/01/17,
Strike Price $54.00	(1,800)	$(137,700)
ONEOK, Inc.,
Expires 08/04/17,
Strike Price $52.00	(400)	(6,800)
ONEOK, Inc.,
Expires 08/04/17,
Strike Price $53.50	(1,000)	(20,000)
ONEOK, Inc.,
Expires 08/04/17,
Strike Price $54.00	(950)	(28,500)
ONEOK, Inc.,
Expires 08/11/17,
Strike Price $53.00	(1,150)	(25,875)
ONEOK, Inc.,
Expires 08/11/17,
Strike Price $54.00	(1,950)	(78,000)
ONEOK, Inc.,
Expires 08/18/17,
Strike Price $54.00	(1,200)	(66,000)
ONEOK, Inc.,
Expires 08/25/17,
Strike Price $54.00	(800)	(60,000)
United States Natural Gas Fund LP,
Expires 08/04/17,
Strike Price $6.00	(530)	(530)
United States Natural Gas Fund LP,
Expires 08/11/17,
Strike Price $6.50	(11,305)	(260,015)
United States Natural Gas Fund LP,
Expires 08/25/17,
Strike Price $6.50	(5,200)	(176,800)
United States Oil Fund LP,
Expires 08/04/17,
Strike Price $9.00	(2,100)	(2,100)
United States Oil Fund LP,
Expires 08/11/17,
Strike Price $9.00	(12,100)	(12,100)
United States Oil Fund LP,
Expires 08/11/17,
Strike Price $10.00	(3,000)	(27,000)
United States Oil Fund LP,
Expires 08/18/17,
Strike Price $9.50	(5,000)	(20,000)
TOTAL WRITTEN OPTIONS - (1.5)%
(Premiums Received $7,532,745)		$(6,945,202)

Abbreviations:
ETN—Exchange Traded Note
LP—Limited Partnership

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at July 31, 2017 was $599,183,869.
(2)	Subject to written call options.
(3)	Illiquid security.

 See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$585,806,889	$–	$–	$585,806,889
Total Investments	$585,806,889	$–	$–	$585,806,889
Liability Valuation Inputs
Other Investments
Exchange Traded Funds	$(21,930,531)	$–	$–	$(21,930,531)
Exchange Traded Note	(10,213,600)	–	–	(10,213,600)
Written Options	(461,589)	(6,483,613)	–	(6,945,202)
Total Investments	$(32,605,720)	$(6,483,613)	$–	$(39,089,333)
For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the period. There were no significant transfers between levels during the period ended July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2017.

 See Notes to the Schedules of Investments

Notes to the Schedule of Investments

July 31, 2017 (Unaudited)

1.	ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, InfraCap REIT Preferred ETF, iSectors® Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, Virtus Cumberland Municipal Bond ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF and InfraCap MLP ETF (each, a “Fund”, and collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. Each of iSectors® Post-MPT Growth ETF, Tuttle Tactical Management Multi-Strategy Income ETF and Tuttle Tactical Management U.S. Core ETF are “funds of funds,” in that each of these Funds will generally invest in other registered investment companies. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”).

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2017, is disclosed at the end of each Fund’s Schedule of Investments.

3.	FEDERAL INCOME TAX

At July 31, 2017, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Federal Tax Cost	Unrealized	Unrealized	Appreciation
Funds	Of Investments	Appreciation	Depreciation	(Depreciation)
BioShares Biotechnology Clinical Trials Fund	$ 30,533,415	$ 4,678,235	$ (4,313,915)	$ 364,320
BioShares Biotechnology Products Fund	44,954,619	6,068,893	(1,857,910)	4,210,983
InfraCap REIT Preferred ETF	18,158,980	309,652	(6,824)	302,828
iSectors® Post-MPT Growth ETF	11,160,638	418,582	(51,501)	367,081
Tuttle Tactical Management Multi-Strategy Income ETF	7,744,876	27,448	(2,077,224)	(2,049,776)
Tuttle Tactical Management U.S. Core ETF	49,452,558	954,623	(4,119,226)	(3,164,603)
Virtus Cumberland Municipal Bond ETF	22,379,422	568,873	(1,079)	567,794
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	174,701,054	5,248,386	(1,083,893)	4,164,493
InfraCap MLP ETF*	587,246,522	16,738,558	(18,178,191)	(1,439,633)

* Excludes written options and securities sold short.

4.	SUBSEQUENT EVENT

Effective August 14, 2017, shareholders of the Virtus LifeSci Biotech Clinical Trials ETF (formerly, BioShares Biotechnology Clinical Trials Fund) (Ticker: BBC) and the Virtus LifeSci Biotech Products ETF (formerly, BioShares Biotechnology Products Fund) (Ticker: BBP) (each, a “Fund”) approved an Amended and Restated Investment Advisory Agreement by and between Virtus ETF Advisers LLC (the “Adviser”) and ETFis Series Trust I, on behalf of each Fund. As a result of the approval of the Amended and Restated Investment Advisory Agreement, the management fee payable by each Fund declined from 0.85% to 0.79%. Also effective as of such date, each Fund terminated its Sub-Advisory Agreement with LifeSci Index Partners, LLC, and the Adviser named Matthew Brown and Seth Kadushin as Portfolio Managers of each Fund.

Effective September 1, 2017, each Fund changed its primary listing exchange to the NYSE Arca, and changed its name as noted above.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	9/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	9/27/2017

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	9/27/2017

* Print the name and title of each signing officer under his or her signature.